Equity Holdings and Fair Value Disclosures	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Equity Holdings and Fair Value Disclosures

Note 5. Equity Holdings and Fair Value Disclosures

Fair Value Method Holdings

The carrying value of fair value method holdings is determined based on the security’s trading price multiplied by the number of shares held. The following table summarizes the Company’s fair value method holdings as of March 31, 2024 and December 31, 2023:

(in thousands)
As of March 31, 2024	Cost Basis	Gross Unrealized Gains	Gross Unrealized Losses	Carrying Amount
GreenFirst common stock	$8,679	$-	$(439)	$8,240
OppFi common stock and warrants	1,084	148	-	1,232
Total fair value method holdings	$9,763	$148	$(439)	$9,472

As of December 31, 2023	Cost Basis	Gross Unrealized Gains	Gross Unrealized Losses	Carrying Amount
GreenFirst common stock	$8,679	$1,873	$-	$10,552
Total fair value method holdings	$8,679	$1,873	$-	$10,552

GreenFirst Common Stock

GreenFirst Forest Products Inc. (“GreenFirst”) is a publicly-traded Canadian company focused on environmentally sustainable forest management and lumber production.

OppFi Common Stock

As a result of FG Special Situations Fund, LP (“The Fund”) unwinding, the Company received approximately 860,000 shares of OppFi common stock. On the date of the distribution, the common shares had an aggregate fair value of approximately $1.9 million.

Other Holdings

The following table summarizes the Company’s other holdings as of March 31, 2024 and December 31, 2023:

(in thousands)
	March 31, 2024	December 31, 2023
Equity Method Holdings:
FG Merchant Partners, LP	$9,042	$-
FGAC Investors LLC	9,100	-
FG Merger Investors LLC	5,093	-
GreenFirst Forest Products Holdings LLC	712	-
FG Financial Holdings, LLC	-	4,571
Total equity method holdings	23,947	4,571
Holdings without readily determinable fair value:
Firefly Systems Inc.	12,898	12,898
FG Communities Inc.	2,250	-
Other	69	-
Total holdings without readily determinable fair value	15,217	12,898
Promissory note	450	-
Total other holdings	$39,614	$17,469

On January 4, 2021, FGMP was formed as a Delaware limited partnership to co-sponsor newly formed SPACs with their founders or partners, as well as other merchant banking interests. The Company is the sole managing member of the general partner of FGMP and holds a limited partner interest of approximately 46% in FGMP directly and through its subsidiaries. FGMP participates as a co-sponsor of the SPACs launched under our SPAC Platform as well as merchant banking initiatives.

For the quarter ended March 31, 2024, the Company recorded an equity method gain from FGMP of approximately $36,000. No capital contributions were made to FGMP during the quarter ended March 31, 2024. Of the $9.0 million carrying value of our holding in FGMP at March 31, 2024 the Company may allocate up to approximately $0.4 million to incentivize and compensate individuals and entities for the successful merger of SPACs launched under our platform.

Equity method investments previously included our investment in the Fund. However, during the first quarter of 2023, it was determined that the Fund would begin the process of winding down, and all investment holdings held in the name of the Fund would be transferred and distributed to members within the Fund based on their ownership percentage of each respective holding. Prior to the unwinding, through the Fund, the Company held underlying investments in FGAC Investors LLC, FG Merger Investors LLC, and GreenFirst Forest Products Holdings LLC. The Fund carried each of these investments at fair value. In June 2023, all transfers were completed, resulting in the Company being transferred direct limited partner interests in FGAC Investors LLC, with a carrying value of $8.9 million, FG Merger Investors LLC, with a carrying value of $3.4 million, and GreenFirst Forest Products Holdings, LLC, with a carrying value of $1.4 million. The Company determined that it has the ability to exercise significant influence over FGAC Investors LLC, FG Merger Investors LLC and GreenFirst Forest Products Holdings LLC, and thus will account for each of these investments under the equity method of accounting. For the three months ended March 31, 2024, the Company recorded an equity method loss on FG Merger Investors of approximately $7,500. The Company recorded an equity method loss from GreenFirst Forest Products Holdings LLC of approximately $35,000 and a gain of $42,000 from FGAC Investors LLC for the three months ended March 31, 2024. The combined carrying value of these investments at March 31, 2024 was approximately $14.9 million.

Financial information for our investments accounted for under the equity method, in the aggregate, is as follows:

As of March 31, 2024
(in thousands)
Other investments	$78,131
Cash	538
Other assets	20
Total assets	78,689

Total liabilities	50

Three Months Ended March 31, 2024
(in thousands)
Net investment income	$604
Other income	20
General and administrative expenses	(25)
Net income	599

Certain investments held by our equity method investees are valued using Monte-Carlo simulation and option pricing models. Inherent in Monte-Carlo simulation and option pricing models are assumptions related to expected volatility and discount for lack of marketability of the underlying investment. Our investees estimate the volatility of these investments based on the historical performance of various broad market indices blended with various peer companies which they consider as having similar characteristics to the underlying investment, as well as consideration of price and volatility of relevant publicly traded securities such as SPAC warrants. Our investees also consider the probability of a successful merger when valuing equity for SPACs that have not yet closed.

Investments without Readily Determinable Fair Value

In addition to our equity method holdings, other holdings, as listed on our condensed consolidated balance sheets, consist of equity we have purchased in companies for which there does not exist a readily determinable fair value. The Company accounts for these investments at their cost, subject to any adjustment from time to time due to impairment or observable price changes in orderly transactions. When the Company observes an orderly transaction of an investee’s identical or similar equity securities, the Company adjusts the carrying value based on the observable price as of the transaction date. Any profit distributions the Company receives on these investments are included in net investment income. The Company is not aware of any issuances of identical or similar equities during the three months ended March 31, 2024. As a result, the carrying value of holdings without readily determinable fair value did not change during the three months ended March 31, 2024.

Other Holdings

The Company’s other holdings includes a convertible promissory note and a senior unsecured promissory note.

On September 29, 2023, the Company invested $250,000 in a convertible promissory note with ThinkMarkets. The promissory note has an interest rate of 15% annually, with interest payments due monthly, and matures on August 1, 2025. Commencing upon the closing of the contemplated business combination, the Company has the option to convert any unpaid loan amount and all accrued and unpaid interest into fully paid shares of FGAC common stock, at a conversion price of $5.00 per share. The Company evaluated the convertible promissory note’s settlement provisions and elected the fair value option to value this instrument. Under the fair value election, the convertible promissory note is measured initially and subsequently at fair value, which as of March 31, 2024, both are calculated to be $250,000.

On March 16, 2023, the Company invested $200,000 in a senior unsecured loan to Craveworthy LLC (“Craveworthy”). The loan had an interest rate of 13% and a maturity of March 15, 2024. The senior unsecured note was amended to a convertible bridge loan on October 17, 2023, and the maturity date was changed to October 16, 2024. The $200,000 principal and any interest accrued may be prepaid voluntarily by Craveworthy but is not required to be paid until the date of maturity. As of March 31, 2024, the entire principal amount of $200,000 as well as approximately $15,000 of accrued interest was outstanding.

Impairment

For equity securities without readily determinable fair values, impairment is determined via a qualitative assessment which considers indicators to evaluate whether the investment is impaired. Some of these indicators include a significant deterioration in the earnings performance or asset quality of the investee, a significant adverse change in regulatory, economic or general market conditions in which the investee operates, or doubt over an investee’s ability to continue as a going concern. If the investment is deemed to be impaired after conducting this analysis, the Company would estimate the fair value of the investment to determine the amount of impairment loss.

For equity method holdings, evidence of a loss in value might include a series of operating losses of an investee, the absence of an ability to recover the carrying amount of the investment, or a deterioration in the value of the investee’s underlying assets. If these, or other indicators lead to the conclusion that there is a decrease in the value of the holding that is other than temporary, the Company would recognize that decrease in value even though the decrease may be in excess of what would otherwise be recognized under the equity method of accounting.

The risks and uncertainties inherent in the assessment methodology used to determine impairment include, but may not be limited to, the following:

●	the opinions of professional investment managers and appraisers could be incorrect;

●	the past operating performance and cash flows generated from the investee’s operations may not reflect their future performance; and

●	the estimated fair values for investment for which observable market prices are not available are inherently imprecise.

The Company did not record an impairment on its holdings during the quarter ended March 31, 2024.

Net investment loss for the quarter ended March 31, 2024 is as follows:

($ in thousands)
Investment loss:
Realized gain on common stock	$141
Change in unrealized holding on common stock	(2,706)
Loss on equity method holdings	(844)
Other	10
Net investment loss	$(3,399)

Fair Value Measurements

The Company determines fair value based on assumptions that market participants would use in pricing an asset or liability in the principal or most advantageous market. The FASB has issued guidance that defines fair value as the exchange price that would be received for an asset (or paid to transfer a liability) in the principal, or most advantageous market in an orderly transaction between market participants. This guidance also establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. The guidance categorizes assets and liabilities at fair value into one of three different levels depending on the observation of the inputs employed in the measurements, as follows:

●	Level 1 – inputs to the valuation methodology are quoted prices for identical assets or liabilities in active markets providing the most reliable measurement of fair value since it is directly observable.

●	Level 2 – inputs to the valuation methodology which include quoted prices for similar assets or liabilities in active markets. These inputs are observable, either directly or indirectly, for substantially the full-term of the financial instrument.

●	Level 3 – inputs to the valuation methodology which are unobservable and significant to the measurement of fair value.

The availability of valuation techniques and observable inputs can vary from investment to investment and are affected by a variety of factors, including the type of investment, whether the investment is new and not yet established in the marketplace, the liquidity of markets and other characteristics specific to the individual investment. In some cases, the inputs used to measure fair value might be categorized within different levels of the fair value hierarchy. In those instances, the fair value measurement is categorized in its entirety in the hierarchy based on the lowest level input that is significant to the fair value measurement. When determining fair value, the Company uses valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs.

Financial instruments measured, on a recurring basis, at fair value as of March 31, 2024 and December 31, 2023 in accordance with the guidance promulgated by the FASB are as follows.

(in thousands)

As of March 31, 2024	Level 1	Level 2	Level 3	Total
Oppfi common stock and warrants	$1,232	$–	$–	$1,232
GreenFirst common stock	8,240	–	–	8,240
ThinkMarkets convertible note	–	–	250	250
Craveworthy convertible bridge loan	–	–	200	200
	$9,472	$–	$450	$9,922

As of December 31, 2023
GreenFirst common stock	$10,552	$–	$–	$10,552
	$10,552	$–	$–	$10,552

On September 29, 2023, the Company invested $250,000 in a convertible promissory note with ThinkMarkets. As of March 31, 2024, the Company approximates the fair value of the note to be $250,000. On March 16, 2023, the Company invested $200,000 in a senior unsecured loan to Craveworthy. The senior unsecured note was amended to a convertible bridge loan on October 17, 2023, and the maturity date was changed to October 16, 2024. As of March 31, 2024, the Company approximates the fair value of the bridge loan to be $200,000.

The following tables provide a reconciliation of the fair value of recurring Level 3 fair value measurements for the quarter ended March 31, 2024:

(in thousands)

Assets:
Convertible notes
Beginning balance	-
Consideration paid	-
Increase in fair value of convertible note	-
Increase as a result of Merger (Note 3)	450
Balance, March 31, 2024	$450

FG Group Holdings Inc [Member]
Equity Holdings and Fair Value Disclosures

8. Equity Holdings

The following summarizes our equity holdings (dollars in thousands):

	December 31, 2023		December 31, 2022
	Carrying Amount	Economic Interest	Carrying Amount	Economic Interest
Equity Method Holding
FG Financial Holdings, LLC	$4,571	45.1%	$7,832	47.2%

Fair Value Method Holding
GreenFirst Forest Products Inc.	10,552	8.3%	16,792	8.4%

Cost Method Holding
Firefly Systems, Inc.	12,898	not available	12,898	not available
Total Equity Holdings	$28,021		$37,522

The following summarizes the (loss) income of equity method holdings reflected in the consolidated statements of operations (in thousands):

	Year Ended December 31,
	2023	2022
Entity
FG Financial Group, Inc.	$-	$(2,578)
FG Financial Holdings, LLC	(3,261)	2,981
Total	$(3,261)	$403

Equity Method Holding

FG Financial Holdings, LLC (“FGF Holdings”) is a limited liability company formed under the Delaware Limited Liability Company Act. The Company is a member of FGF Holdings and contributed its 2.9 million shares of FG Financial Group, Inc. (“FGF”) common stock to FGF Holdings on September 12, 2022. FGF is a publicly-traded reinsurance and investment management holding company focused on opportunistic collateralized and loss capped reinsurance, while allocating capital to special purpose acquisition companies (each, a “SPAC”) and SPAC sponsor-related businesses.

In consideration of its contribution to FGF Holdings, the Company was issued Series B Common Interests of FGF Holdings and 50% of the voting power over FGF Holdings. The members of FGF Holdings agreed that the powers of FGF Holdings shall be exercised by, or under the authority of, its managers. FGF Holdings has two managers, one of which was appointed by the Company. The Company designated its Chairman, D. Kyle Cerminara, to serve as a manager of FGF Holdings. The managers of FGF Holdings, acting unanimously, have the right, power and authority on behalf of FGF Holdings and in its name to execute documents or other instruments and exercise all of the rights, power and authority of FGF Holdings. Allocations of profits and losses and distributions of cash are made in accordance with the terms of the FGF Holdings operating agreement.

The Company has the ability to significantly influence FGF Holdings through its 50% voting power but does not maintain a controlling interest. Based on quoted closing stock of the securities held by FGF Holdings, as well as the liabilities and cash balance on hand, the liquidation value of the Company’s LLC interest in FGF Holdings was approximately $4.5 million as of December 31, 2023.

The Company recorded an equity method loss related to FGF Holdings of $3.3 million and equity method income of $3.0 million during the year ended December 31, 2023 and 2022, respectively. As of December 31, 2023 and 2022, the Company’s retained earnings included an accumulated deficit from its equity method holding of approximately $9.3 million and $6.0 million, respectively.

Fair Value Method Holding

GreenFirst Forest Products Inc. (“GreenFirst”) is a publicly-traded Canadian company focused on environmentally sustainable forest management and lumber production. In April 2021, GreenFirst announced that it had entered into an asset purchase agreement pursuant to which it would acquire a portfolio of forest and paper product assets (the “GreenFirst Acquisition”). The Company’s Chairman, Mr. Cerminara, served as a member of the board of directors of GreenFirst from June 2016 to October 2021, and was also appointed Chairman of GreenFirst from June 2018 to June 2021. Prior to the closing of the GreenFirst Acquisition, the Company held a 20.7% ownership position in GreenFirst. The Company’s 20.7% ownership of GreenFirst, combined with Mr. Cerminara’s board seat, provided the Company with significant influence over GreenFirst, but not a controlling interest. Accordingly, the Company applied the equity method of accounting to its equity holding in GreenFirst. Following the GreenFirst Acquisition and GreenFirst’s issuance of additional common shares, the Company’s ownership percentage decreased to 8.6%. As a result, the Company is no longer able to exercise significant influence over GreenFirst and the equity holding in GreenFirst no longer qualified for equity method accounting. As a result of applying the fair value method of accounting, the Company recorded an unrealized loss on equity holding of approximately $6.2 million and $4.5 million during the year ended December 31, 2023 and December 31, 2022, respectively. The Company did not receive dividends from GreenFirst during the years December 31, 2023 or December 31, 2022. Based on quoted closing stock price, the fair value of the Company’s ownership in GreenFirst was $10.6 million as of December 31, 2023 and $16.8 million as of December 31, 2022.

Cost Method Holding

Firefly Systems, Inc. (“Firefly”) is a private company which operates a media network and digital advertising solutions on taxi and rideshare vehicles. The Company holds approximately 1.1 million and 0.6 million Firefly Series B-1 and Firefly Series B-2 preferred shares, respectively, which were acquired in connection with the transactions with Firefly in May 2019 and August 2020. In addition, the Company holds an additional 0.7 million Firefly Series B-2 preferred shares, which were acquired in August 2020 pursuant to a stock purchase agreement with Firefly. The Company and its affiliated entities have designated Kyle Cerminara, Chairman of the Company’s board of directors and a principal of the Company’s largest shareholder, to Firefly’s board of directors.